ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	June 30,	December 31,
	2026	2025
	(Unaudited)
Accrued expenses	$72,785	$52,785
Accrued audit fee	—	95,160
Accrued staff costs	125,105	165,092
Others	4,960	6,835
Total	$202,850	$319,872